Pax World Funds Series Trust I and

Pax World Funds Series Trust III

(the “Trusts”)

Supplement Dated October 14, 2022

to the Prospectus and Statement of Additional Information dated May 2, 2022

Effective December 31, 2022, the names of each Trust and the series thereof (each a “Fund”) will change to replace “Pax” in their names with “Impax”. Accordingly, each reference in the Prospectus and Statement of Additional Information to “Pax” will be replaced with “Impax”, as follows:

Current Trust Name:	Trust Name as of December 31, 2022:
Pax World Funds Series Trust I	Impax Funds Series Trust I
Pax World Funds Series Trust III	Impax Funds Series Trust III

Present Fund Name:	Fund Name as of December 31, 2022:
Pax Large Cap Fund	Impax Large Cap Fund
Pax Small Cap Fund	Impax Small Cap Fund
Pax US Sustainable Economy Fund	Impax US Sustainable Economy Fund
Pax Global Sustainable Infrastructure Fund	Impax Global Sustainable Infrastructure Fund
Pax Global Opportunities Fund	Impax Global Opportunities Fund
Pax Global Environmental Markets Fund	Impax Global Environmental Markets Fund
Pax Ellevate Global Women’s Leadership Fund	Impax Ellevate Global Women’s Leadership Fund
Pax International Sustainable Economy Fund	Impax International Sustainable Economy Fund
Pax Core Bond Fund	Impax Core Bond Fund
Pax High Yield Bond Fund	Impax High Yield Bond Fund
Pax Sustainable Allocation Fund	Impax Sustainable Allocation Fund

In addition, all references to “Pax World Funds” will be replaced with “Impax Funds”.

PAX10142022